Loans and Related Allowance for Loan Losses	12 Months Ended
Dec. 31, 2013
Loans and Related Allowance for Credit Losses [Abstract]
Loans and Related Allowance for Loan Losses

6.  Loans and Related Allowance for Loan Losses

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company’s internal risk rating system as of December 31, 2013 and December 31, 2012 (in thousands):

As of December 31, 2013	Pass	Special Mention	Substandard	Doubtful	Total

Commercial, financial and agricultural	$20,388	$5,658	$235	$-	$26,281
Real estate - commercial	56,867	11,706	5,620	278	74,471
Real estate - construction	15,803	292	1,754	1,832	19,681
Real estate - mortgage	130,706	3,995	4,272	1,486	140,459
Obligations of states and political subdivisions	12,674	28		-	12,702
Personal	4,204	-		-	4,204
Total	$240,642	$21,679	$11,881	$3,596	$277,798

As of December 31, 2012	Pass	Special Mention	Substandard	Doubtful	Total

Commercial, financial and agricultural	$17,570	$904	$822	$-	$19,296
Real estate - commercial	55,198	8,939	5,010	40	69,187
Real estate - construction	14,001	1,022	867	2,202	18,092
Real estate - mortgage	144,179	3,864	2,350	2,729	153,122
Obligations of states and political subdivisions	12,769	-	-	-	12,769
Personal	5,024	10	-	-	5,034
Total	$248,741	$14,739	$9,049	$4,971	$277,500

The Company has certain loans in its portfolio that are considered to be impaired. It is the policy of the Company to recognize income on impaired loans that have been transferred to nonaccrual status on a cash basis, only to the extent that it exceeds principal balance recovery. Until an impaired loan is placed on nonaccrual status, income is recognized on the accrual basis. A collateral analysis is performed on each impaired loan at least quarterly and results are used to determine if a specific reserve is necessary to adjust the carrying value of each individual loan down to the estimated fair value. Generally, specific reserves are carried against impaired loans based upon estimated collateral value until a confirming loss event occurs or until termination of the credit is scheduled through liquidation of the collateral or foreclosure. Charge off will occur when a confirmed loss is identified. Professional appraisals of collateral, discounted for expected selling costs, are used to determine the charge-off amount. The following tables summarize information regarding impaired loans by portfolio class as of December 31, 2013 and December 31, 2012 (in thousands):

	As of December 31, 2013			As of December 31, 2012
Impaired loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial, financial and agricultural	$94	$94	$-	$160	$160	$-
Real estate - commercial	2,017	2,142	-	2,672	2,672	-
Real estate - construction	504	813	-	2,004	2,197	-
Real estate - mortgage	3,353	4,751	-	487	523	-

With an allowance recorded:
Real estate - commercial	$238	$238	$26	$-	$-	$-
Real estate - construction	1,478	1,502	93	198	198	91
Real estate - mortgage	365	394	45	2,141	2,141	1,036

Total:
Commercial, financial and agricultural	$94	$94	$-	$160	$160	$-
Real estate - commercial	2,255	2,380	26	2,672	2,672	-
Real estate - construction	1,982	2,315	93	2,202	2,395	91
Real estate - mortgage	3,718	5,145	45	2,628	2,664	1,036
	$8,049	$9,934	$164	$7,662	$7,891	$1,127

	Year Ended December 31, 2013			Year Ended December 31, 2012			Year Ended December 31, 2011
Impaired loans	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
With no related allowance recorded:
Commercial, financial and agricultural	$127	$-	$-	$199	$14	$-	$274	$19	$-
Real estate - commercial	2,345	96	24	2,492	119	3	2,354	139	10
Real estate - construction	1,254	2	6	1,362	-	-	485	42	14
Real estate - mortgage	1,920	64	24	1,371	-	-	2,453	34	47

With an allowance recorded:
Real estate - commercial	$119	$-	$-	$-	$-	$-	$-	$-	$-
Real estate - construction	838	-	-	674	-	15	1,025	-	-
Real estate - mortgage	1,253	-	7	2,503	-	-	2,051	65	-

Total:
Commercial, financial and agricultural	$127	$-	$-	$199	$14	$-	$274	$19	$-
Real estate - commercial	2,464	96	24	2,492	119	3	2,354	139	10
Real estate - construction	2,092	2	6	2,036	-	15	1,510	42	14
Real estate - mortgage	3,173	64	31	3,874	-	-	4,504	99	47
	$7,856	$162	$61	$8,601	$133	$18	$8,642	$299	$71

The following table presents nonaccrual loans by classes of the loan portfolio as of December 31, 2013 and December 31, 2012 (in thousands):

Nonaccrual loans:	December 31, 2013	December 31, 2012
Commercial, financial and agricultural	$10	$20
Real estate - commercial	1,331	1,835
Real estate - construction	1,982	2,376
Real estate - mortgage	2,629	4,615
Total	$5,952	$8,846

Interest income not recorded based on the original contractual terms of the loans for nonaccrual loans was $490,000, $472,000 and $405,000 in 2013, 2012 and 2011, respectively. The aggregate amount of demand deposits that have been reclassified as loan balances at December 31, 2013 and 2012 were $41,000 and $620,000, respectively.

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by the past due status as of December 31, 2013 and December 31, 2012 (in thousands):

As of December 31, 2013	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing

Commercial, financial and agricultural	$19	$-	$10	$29	$26,252	$26,281	$-
Real estate - commercial	35	1,092	947	2,074	72,397	74,471	61
Real estate - construction	239	7	1,801	2,047	17,634	19,681	-
Real estate - mortgage	1,239	2,130	2,585	5,954	134,505	140,459	251
Obligations of states and political subdivisions	-	-	-	-	12,702	12,702	-
Personal	23	1		24	4,180	4,204	-
Total	$1,555	$3,230	$5,343	$10,128	$267,670	$277,798	$312

As of December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing

Commercial, financial and agricultural	$30	$-	$191	$221	$19,075	$19,296	$171
Real estate - commercial	295	819	1,928	3,042	66,145	69,187	93
Real estate - construction	9	136	2,335	2,480	15,612	18,092	156
Real estate - mortgage	1,359	3,131	4,428	8,918	144,204	153,122	320
Obligations of states and political subdivisions	-	-	-	-	12,769	12,769	-
Personal	29	25	2	56	4,978	5,034	2
Total	$1,722	$4,111	$8,884	$14,717	$262,783	$277,500	$742

The following table summarizes information regarding troubled debt restructurings by loan portfolio class as of and for the year ended December 31, 2013, in thousands of dollars. There were no loans identified as troubled debt restructurings as of or for the year ended December 31, 2012.

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Recorded Investment
2013
Accruing troubled debt restructurings:
Real estate - commercial	1	$64	$61	$61
Real estate - mortgage	6	706	714	714
	7	$770	$775	$775

The Company’s troubled debt restructurings are also impaired loans, which may result in a specific allocation and subsequent charge-off if appropriate. As of December 31, 2013, there were no specific reserves or charge-offs relating to the troubled debt restructurings. The amended terms of the restructured loans vary, whereby interest rates have been reduced, principal payments have been reduced or deferred for a period of time and/or maturity dates have been extended. One restructured loan was delinquent in excess of 90 days with respect to the terms of the restructuring as of December 31, 2013. This loan has a balance of $61,000 and is in the process of foreclosure.

There were no loans modified resulting in troubled debt restructurings during 2012. There have been no defaults of troubled debt restructuring that took place during 2012 and 2013 within 12 months of restructure.

The following tables summarize the activity in the allowance for loan losses by loan class and loans by loan class, segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of and for the years ended December 31, 2013, 2012 and  2011 (in thousands):

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2013	$179	$463	$202	$2,387	$-	$50	$3,281
Charge-offs	(4)	-	(117)	(1,281)	-	(29)	(1,431)
Recoveries	13	-	-	-	-	9	22
Provisions	65	71	127	140	-	12	415
Ending balance	$253	$534	$212	$1,246	$-	$42	$2,287

As of December 31, 2013	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$253	$534	$212	$1,246	$-	$42	$2,287
evaluated for impairment
individually	$-	$26	$93	$45	$-	$-	$164
collectively	$253	$508	$119	$1,201	$-	$42	$2,123

Loans:
Ending balance	$26,281	$74,471	$19,681	$140,459	$12,702	$4,204	$277,798
evaluated for impairment
individually	$94	$2,255	$1,982	$3,718	$-	$-	$8,049
collectively	$26,187	$72,216	$17,699	$136,741	$12,702	$4,204	$269,749

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2012	$195	$455	$442	$1,771	$-	$68	$2,931
Charge-offs	(25)	-	(193)	(852)	-	(1)	(1,071)
Recoveries	8	-	-	-	-	2	10
Provisions	1	8	(47)	1,468	-	(19)	1,411
Ending balance	$179	$463	$202	$2,387	$-	$50	$3,281

As of December 31, 2012	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$179	$463	$202	$2,387	$-	$50	$3,281
evaluated for impairment
individually	$-	$-	$91	$1,036	$-	$-	$1,127
collectively	$179	$463	$111	$1,351	$-	$50	$2,154

Loans:
Ending balance	$19,296	$69,187	$18,092	$153,122	$12,769	$5,034	$277,500
evaluated for impairment
individually	$160	$2,672	$2,202	$2,628	$-	$-	$7,662
collectively	$19,136	$66,515	$15,890	$150,494	$12,769	$5,034	$269,838

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2011	$163	$442	$336	$1,810	$-	$73	$2,824
Charge-offs	(18)	(37)	-	(205)	-	(22)	(282)
Recoveries	2	-	-	10	-	13	25
Provisions	48	50	106	156	-	4	364
Ending balance	$195	$455	$442	$1,771	$-	$68	$2,931
As of December 31, 2011	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$195	$455	$442	$1,771	$-	$68	$2,931
evaluated for impairment
individually	$-	$-	$343	$432	$-	$-	$775
collectively	$195	$455	$99	$1,339	$-	$68	$2,156

Loans, net of unearned interest:
Ending balance	$19,417	$60,774	$17,508	$176,544	$8,780	$6,658	$289,681
evaluated for impairment
individually	$238	$2,312	$1,870	$5,119	$-	$-	$9,539
collectively	$19,179	$58,462	$15,638	$171,425	$8,780	$6,658	$280,142